Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate Translation	For the years presented, the Company used the following exchange rates:

	Year-end exchange rate as at:		Average for the year ended:
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Canadian dollar	1.44	1.32	1.37	1.35
Euro	0.96	0.90	0.92	0.92
RMB	7.30	7.10	7.20	7.08
Polish Zloty	4.12	3.92	3.98	4.59
Swedish Krona	11.03	10.04	10.57	10.60
Indian Rupee	85.60	83.18	83.66	82.57
Argentine Peso	1,032.12	806.72	910.42	285.97

Schedule of Property Plant and Equipment Components
Property, plant and equipment are stated at cost.  Depreciation is provided for as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	5 - 10 years
Leasehold improvements	Straight-line	Shorter of lease term or estimated useful life